FINANCING AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCING AND FINANCIAL INSTRUMENTS	NOTE 6: FINANCING AND FINANCIAL INSTRUMENTS 6.1 Financial assets and liabilities
Financial assets and liabilities mainly comprise:
•gross debt (see note 6.1.2)
•cash and cash equivalents, restricted cash and reconciliations of cash flows (see note 6.1.3)
•net debt (see note 6.1.4)
•derivative financial instruments (see note 6.1.5)
•other non-derivative financial assets and liabilities (see note 6.1.6)6.1.1 Fair values versus carrying amounts
The estimated fair values of certain financial instruments have been determined using available market information or other
valuation methodologies that require judgment in interpreting market data and developing estimates. The following table
summarizes assets and liabilities based on their categories at
December 31, 2024:

	December 31, 2024
	Carrying amount in the consolidated statements of financial position	Non- financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	6,400	—	6,400	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,375	—	3,151	—	224	—
Inventories	16,501	16,501	—	—	—	—
Prepaid expenses and other current assets	3,022	1,292	1,425	—	—	305
Total current assets	29,382	17,793	11,060	—	224	305

Non-current assets:
Goodwill and intangible assets	4,453	4,453	—	—	—	—
Property, plant and equipment and biological assets	33,311	33,237	—	74	—	—
Investments in associates and joint ventures	11,420	11,420	—	—	—	—
Other investments	299	—	—	—	299	—
Deferred tax assets	8,942	8,942	—	—	—	—
Other assets	1,578	445	864	136	—	133
Total non-current assets	60,003	58,497	864	210	299	133
Total assets	89,385	76,290	11,924	210	523	438

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	—	2,748	—	—	—
Trade accounts payable and other	12,921	—	12,921	—	—	—
Short-term provisions	938	906	32	—	—	—
Accrued expenses and other liabilities	4,738	773	3,638	—	—	327
Income tax liabilities	480	480	—	—	—	—
Total current liabilities	21,825	2,159	19,339	—	—	327

Non-current liabilities:
Long-term debt, net of current portion	8,815	—	8,815	—	—	—
Deferred tax liabilities	2,338	2,338	—	—	—	—
Deferred employee benefits	2,338	2,338	—	—	—	—
Long-term provisions	1,361	1,359	2	—	—	—
Other long-term obligations	1,422	322	757	—	—	343
Total non-current liabilities	16,274	6,357	9,574	—	—	343

Equity:
Equity attributable to the equity holders of the parent	49,223	49,223	—	—	—	—
Non-controlling interests	2,063	2,063	—	—	—	—
Total equity	51,286	51,286	—	—	—	—
Total liabilities and equity	89,385	59,802	28,913	—	—	670

	December 31, 2023
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	7,686	—	7,686	—	—	—
Restricted cash	97	—	97	—	—	—
Trade accounts receivable and other	3,661	—	3,491	—	170	—
Inventories	18,759	18,759	—	—	—	—
Prepaid expenses and other current assets	3,037	1,304	1,090	—	—	643
Total current assets	33,240	20,063	12,364	—	170	643

Non-current assets:
Goodwill and intangible assets	5,102	5,102	—	—	—	—
Property, plant and equipment and biological assets	33,656	33,592	—	64	—	—
Investments in associates and joint ventures	10,078	10,078	—	—	—	—
Other investments	513	—	—	—	513	—
Deferred tax assets	9,469	9,469	—	—	—	—
Other assets	1,859	465	1,095	136	—	163
Total non-current assets	60,677	58,706	1,095	200	513	163
Total assets	93,917	78,769	13,459	200	683	806

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	—	2,312	—	—	—
Trade accounts payable and other	13,605	—	13,605	—	—	—
Short-term provisions	588	561	27	—	—	—
Accrued expenses and other liabilities	4,967	892	3,715	—	—	360
Income tax liabilities	297	297	—	—	—	—
Total current liabilities	21,769	1,750	19,659	—	—	360

Non-current liabilities:
Long-term debt, net of current portion	8,369	—	8,369	—	—	—
Deferred tax liabilities	2,432	2,432	—	—	—	—
Deferred employee benefits	2,741	2,741	—	—	—	—
Long-term provisions	1,477	1,477	—	—	—	—
Other long-term obligations	1,061	439	546	—	—	76
Total non-current liabilities	16,080	7,089	8,915	—	—	76

Equity:
Equity attributable to the equity holders of the parent	53,961	53,961	—	—	—	—
Non-controlling interests	2,107	2,107	—	—	—	—
Total equity	56,068	56,068	—	—	—	—
Total liabilities and equity	93,917	64,907	28,574	—	—	436
The Company classifies the bases used to measure certain
assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the
significance of the inputs used in making the measurements.
The levels are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2: Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices)
or indirectly (i.e.: derived from prices);
Level 3: Inputs for the assets or liabilities that are not based on observable market data and require management assumptions
or inputs from unobservable markets.
The following tables summarize the bases used to measure
certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327		327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets (see note 2.5).
A quoted market price in an active market provides the most
reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions.
The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights, see note 6.1.5 for further
information.
Derivative financial assets and liabilities classified as Level 3 are described in note 6.1.5.
6.1.3 Cash and cash equivalents, restricted cash and
reconciliations of cash flows
Cash and cash equivalents consist of cash and short-term
highly liquid investments that are readily convertible to cash with original maturities of three months or less at the time of
purchase and are carried at cost plus accrued interest, which approximates fair value.
Cash and cash equivalents are primarily centralized at the
parent level and are managed by ArcelorMittal Treasury SNC,
although from time to time cash or cash equivalent balances
may be held at the Company’s international subsidiaries or its holding companies. Some of these operating subsidiaries have debt outstanding or are subject to acquisition agreements that impose restrictions on such operating subsidiaries’ ability to pay dividends, but such restrictions are not significant in the context of ArcelorMittal’s overall liquidity. Repatriation of funds from operating subsidiaries may also be affected by tax and foreign exchange policies in place from time to time in the various
countries where the Company operates, though none of these
policies are currently significant in the context of ArcelorMittal’s overall liquidity.
Cash and cash equivalents consisted of the following:

	December 31,
	2024	2023
Cash at bank	4,355	5,405
Term deposits	949	774
Money market funds[1]	1,096	1,507
Total	6,400	7,686
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Restricted cash represents cash and cash equivalents not
readily available to the Company, mainly related to insurance deposits, cash accounts in connection with environmental
obligations and true sale of receivables programs, as well as various other deposits or required balance obligations related to letters of credit and credit arrangements.
Restricted cash of 84 as of December 31, 2024 and 97 as of
December 31, 2023 included 68 and 54 relating to various
environmental obligations, true sales of receivables programs and letters of credit issued in ArcelorMittal South Africa. It also included 13 and 13 in connection with the mandatory convertible bonds as of December 31, 2024 and December 31, 2023,
respectively (see note 11.2).
Changes in restricted cash are included within investing
activities in the consolidated statements of cash flows.
Reconciliation of liabilities arising from financing activities
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-
cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash
flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2022 (note 6.1.2)	9,067	2,583
Proceeds from long-term debt	134	—
Payments of long-term debt	(16)	—
Amortized cost	8	(3)
Proceeds from short-term debt	—	218
Payments of short-term debt	—	(1,670)
Current portion of long-term debt	(1,332)	1,332
Payments of principal portion of lease liabilities (note 7) [1]	(8)	(245)
Additions to lease liabilities (notes 5.2 and 7)	250	38
Unrealized foreign exchange effects and other movements	266	59
Balance as of December 31, 2023 (note 6.1.2)	8,369	2,312
Proceeds from long-term debt	2,227	—
Payments of long-term debt	(61)	—
Amortized cost	6	2
Proceeds from short-term debt	—	257
Payments of short-term debt	—	(1,192)
Current portion of long-term debt	(1,732)	1,732
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(214)
Additions to lease liabilities (notes 5.2 and 7)	186	23
Unrealized foreign exchange effects and other movements	(170)	(172)
Balance as of December 31, 2024 (note 6.1.2)	8,815	2,748
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
6.1.4 Net debt
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency translated into USD at December 31, 2024 and December 31, 2023:

As of December 31, 2024	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,748	2,088	348	—	22	1	289
Long-term debt, net of current portion	8,815	2,790	5,378	—	80	186	381
Cash and cash equivalents and restricted cash	(6,484)	(3,969)	(1,183)	(489)	(237)	(83)	(523)
Net debt	5,079	909	4,543	(489)	(135)	104	147

As of December 31, 2023	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,312	1,414	533	—	31	68	266
Long-term debt, net of current portion	8,369	3,312	4,560	—	86	1	410
Cash and cash equivalents, restricted cash and other restricted funds	(7,783)	(5,660)	(886)	(461)	(171)	(62)	(543)
Net debt	2,898	(934)	4,207	(461)	(54)	7	133
6.1.5 Derivative financial instruments
The Company uses derivative financial instruments principally to manage its exposure to fluctuations in interest rates, exchange rates, prices of raw materials, energy and emission rights
allowances arising from operating, financing and investing
activities. Derivative financial instruments are classified as current or non-current assets or liabilities based on their maturity dates and are accounted for at the trade date. Embedded
derivatives are separated from the host contract and accounted for separately if they are not closely related to the host contract.
The Company measures all derivative financial instruments
based on fair values derived from market prices of the
instruments or from option pricing models, as appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the consolidated statements of operations, except for derivatives that are designated and qualify for cash flow or net investment hedge accounting.
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other
comprehensive income. Amounts deferred in equity are
recorded in the consolidated statements of operations in the periods when the hedged item is recognized in the consolidated statements of operations and within the same line item (see
note 6.3 Cash flow hedges).
The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of hedged items. When a hedging
instrument is sold, terminated, expired or exercised, the
accumulated gain or loss on the hedging instrument is
maintained in equity until the forecasted transaction occurs. If the hedged transaction is no longer probable, the cumulative gain or loss, which had been recognized in equity, is reported immediately in the consolidated statements of operations.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly as a separate
component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in the consolidated statements of operations (see note 6.3 Net investment hedge).
The Company manages the counter-party risk associated with
its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and
underlying position, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or
require guarantees from its counterparties for the risks incurred.
Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly International
Swaps and Derivatives Association agreements which allow
netting only in case of counterparty default). Accordingly,
derivative assets and derivative liabilities are not offset.
Derivative financial instruments classified as Level 2:
The following tables summarize this portfolio:

	December 31, 2024
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	8	—	20	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	499	35	195	(39)
Forward sale contracts	59	6	1,088	(113)
Currency swaps sales	1,189	7	3,734	(55)
Currency swaps purchases	2,614	151	1,701	(17)
Exchange option purchases	4,203	67	75	—
Exchange options sales	1	—	3,602	(294)
Total foreign exchange rate instruments		266		(518)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	386	26	302	(44)
Term contracts purchases	571	146	651	(76)
Options sales/purchases	3	—	—	—
Total raw materials (base metals), freight, energy, emission rights		172		(120)
Total		438		(638)

	December 31, 2023
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	221	—	453	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	1,198	60	4,114	(82)
Forward sale contracts	2,510	53	825	(11)
Exchange option purchases	619	34	760	(3)
Exchange options sales	920	19	608	(46)
Total foreign exchange rate instruments		166		(142)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	1,350	373	486	(46)
Term contracts purchases	1,538	267	1,235	(166)
Option sales/purchases	18	—	—	—
Total raw materials (base metals), freight, energy, emission rights		640		(212)
Total		806		(354)
In 2022, the Company unwound natural gas and emission rights forward purchase contracts with notional of €0.3 billion and €0.7 billion, respectively, and carrying amount of 1,025 and 1,086, respectively, designated as a cash flow hedge of future natural gas and emission rights purchases. The deferred gain
recognized in other comprehensive income is recycled to the
consolidated statements of operations when the hedged item
impacts profit or loss (see note 6.3). In addition, at maturity of forward purchases of emission rights with notional amount of
€0.7 billion and carrying amount of 1,408 designated as a cash flow hedge of future emission rights purchases, the Company (i)
removed 1,268 (953 net of tax) deferred gain recognized in
other comprehensive income from the cash flow hedge reserve
(see note 6.3) and included it in the 671 carrying amount of the delivered emission rights as basis adjustment and (ii) recycled
140 (104 net of tax) to the consolidated statements of
operations in cost of sales.
Derivative financial assets and liabilities classified as Level 2:
Refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is
calculated using standard industry models based on significant observable market inputs such as foreign exchange rates,
commodity prices, swap rates and interest rates.
Derivative financial instruments classified as Level 3:
The fair valuation of Level 3 derivative instruments is
established at each reporting date and compared to the prior period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s
principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
Electricity option
ArcelorMittal and an electricity supplier entered into a multi-
buyer power supply contract on the French market. Other clients of this contract are committed to purchase electricity from the supplier with opt-out rights to be exercised in 2029 for
2030-2034 delivery period. The opt-out rights for 2025-2029
delivery period expired unexercised in 2024. The Company is
committed to acquire up to 51% of the opt-out volumes.
The fair value of the option is based on the Black-Scholes
formula model. Observable input data used in the valuation
include euro zero coupon yield curve and electricity forward prices for tenors quoted by the European Energy Exchange
(EEX). A 10% increase and decrease in electricity forward prices would result in a 11% decrease and 12% increase, respectively, of the fair value of the option at December 31, 2024.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Electricity option
Balance as of December 31, 2022	—
Change in fair value	(82)
Balance as of December 31, 2023	(82)
Change in fair value	50
Balance as of December 31, 2024	(32)
The fair value movement relating to the Level 3 derivative
instrument is recognized in financing costs-net in the
consolidated statements of operations .
6.1.6 Other non-derivative financial assets and liabilities
Other non-derivative financial assets and liabilities include cash and cash equivalents and restricted cash (see note 6.1.3),
certain trade and certain other receivables (see note 4.3, 4.5 and 4.6), investments in equity instruments at FVOCI (see note
2.5), trade payables and certain other liabilities (see notes 4.7 and 4.8). These instruments are recognized initially at fair value when the Company becomes a party to the contractual
provisions of the instrument. Non-derivative financial assets are derecognized if the Company’s contractual rights to the cash flows from the financial instruments expire or if the Company transfers the financial instruments to another party without retaining control of substantially all risks and rewards of the instruments. Non-derivative financial liabilities are derecognized when they are extinguished (i.e. when the obligation specified in the contract is discharged, canceled or expired).
Impairment of financial assets
In relation to the impairment of financial assets, an expected credit loss ("ECL") model is required. The ECL model requires the Group to account for expected credit losses and changes in those ECL at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. In particular, the
Company measures the loss allowance for a financial
instrument at an amount equal to the lifetime ECL if the credit risk on that financial instrument has increased significantly since initial recognition. Receivables aged 31 days or older and
uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default (note 4.3).
All fair value movements for investments in equity instruments at
FVOCI, including the difference between the acquisition cost and the current fair value, are recorded in OCI and are not
reclassified to the consolidated statements of operations.
Investments in equity instruments at FVOCI are exempt from the impairment test because the fair value of the investment is
recorded in OCI and not reclassified to profit and loss.
Financial assets are tested for ECLs annually or whenever
changes in circumstances indicate that there is a change in
credit risk. Any ECL is recognized in the consolidated
statements of operations. An ECL related to financial assets is reversed if and to the extent there has been a change in the factors used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been
determined if no ECL had been recognized. Reversals of ECLs
are recognized in net income, except for investments in equity instruments at FVOCI, in which all fair value movements are
recognized in OCI.
Financing costs - net
Financing costs - net recognized in the years ended
December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
Interest expense	(510)	(715)	(401)
Interest income	400	570	188
Accretion of defined benefit obligations and other long term liabilities	(202)	(243)	(51)
Net foreign exchange (loss)/ gain	(565)	(48)	191
Other[1]	(297)	(423)	(261)
Total	(1,174)	(859)	(334)
1.Other mainly included expenses related to true sale of receivables (“TSR”)
programs and bank fees. In 2024, Other included also 83 expense relating to the fair value at acquisition date of the forward in connection with the Vallourec acquisition (see note 2.4.2). In 2023, Other included 66 relating to the term extension of mandatorily convertible bonds (see note 11.2).
6.3    Risk management policy
The Company's operations expose it to a variety of financial risks: interest rate risk, foreign exchange risk, liquidity risk and risks in fluctuations in prices of raw materials, freight, energy and CO2 emissions. The Company actively monitors and seeks
to reduce volatility of these exposures through a diversity of financial instruments, where considered appropriate. The
Company has formalized how it manages these risks within the
Treasury and Financial Risk Management Policy, which has
been approved by Management.
Capital management
The Company's objective when managing capital is to
safeguard continuity, maintain a strong credit rating and healthy capital ratios to support its business and provide adequate
return to shareholders through continuing growth.
The Company sets the amount of capital required on the basis of annual business and long-term operating plans which include capital and other strategic investments. The funding requirement is met through a combination of equity, bonds and other long-
term and short-term borrowings.
The Company monitors capital using a gearing ratio, being the ratio of net debt as a percentage of total equity.

	December 31,
	2024	2023
Total equity	51,286	56,068
Net debt	5,079	2,898
Gearing	9.9%	5.2%
Interest rate risk
The Company is exposed to interest rate risk on short-term and long-term floating rate instruments and on refinancing of fixed rate debt. The Company's policy is to maintain a balance of
fixed and floating interest rate borrowings, which is adjusted depending on the prevailing market interest rates and outlook.
As at December 31, 2024, the long-term debt was comprised of
85% fixed rate debt and 15% variable rate debt (note 6.1.2). The
Company may utilize certain instruments to manage interest
rate risks. Interest rate instruments allow the Company to
borrow long-term at fixed or variable rates, and to swap the rate of this debt either at inception or during the lifetime of the borrowing. The Company and its counterparties exchange, at
predefined intervals, the difference between the agreed fixed rate and the variable rate, calculated on the basis of the notional amount of the swap. Similarly, swaps may be used for the
exchange of variable rates against other variable rates.
Foreign exchange rate risk
The Company is exposed to changes in values arising from
foreign exchange rate fluctuations generated by its operating activities. Because a substantial portion of ArcelorMittal’s assets, liabilities, sales and earnings are denominated in
currencies other than the U.S. dollar (its reporting currency),
ArcelorMittal has an exposure to fluctuations and depreciation in the values of these currencies relative to the U.S. dollar. These currency fluctuations, especially the fluctuation of the value of the U.S. dollar relative to the euro, the Canadian dollar, Brazilian real, Polish Zloty, South African rand, Mexican peso and
Ukrainian hryvnia, as well as fluctuations in the other countries’
currencies in which ArcelorMittal has significant operations and/
or sales, could have a material impact on its financial position, cash flows and results of operations.
ArcelorMittal faces transaction risk, where its businesses
generate sales in one currency but incur costs relating to that revenue in a different currency. For example, ArcelorMittal’s subsidiaries may purchase raw materials, including iron ore and coking coal, in U.S. dollar, but may sell finished steel products in other currencies. Consequently, an appreciation of the U.S.
dollar will increase the cost of raw materials; thereby having a negative impact on the Company’s operating margins, unless
the Company is able to pass along the higher cost in the form of higher selling prices.
Following its Treasury and Financial Risk Management Policy,
the Company hedges a portion of its net exposure to foreign
exchange rates through forwards, options and swaps.
ArcelorMittal also faces foreign currency translation risk, which arises when ArcelorMittal translates the statements of
operations of its subsidiaries, its corporate net debt (note 6.1.4)
and other items denominated in currencies other than the U.S.
dollar, for inclusion in the consolidated financial statements. The
Company manages translation risk arising from its investments in subsidiaries by monitoring the currency mix of the
consolidated statements of financial position. The Company
may enter into derivative transactions to hedge the residual exposure (see “Net investment hedge”).
The Company also uses derivative instruments at the corporate level to hedge debt recorded in foreign currency other than the functional currency or the balance sheet risk associated with certain monetary assets denominated in a foreign currency
other than the functional currency.
Foreign currency sensitivity analysis
As of  December 31, 2024, the Company is mainly subject to
foreign exchange exposure relating to the euro, Brazilian real,
Canadian dollar, South African rand, Mexican peso, Polish zloty,
Argentine peso and Ukrainian hryvnia against the U.S. dollar resulting from its trade payables and receivables. The structure of trade receivables and trade payables by original currency translated in USD is as follows as of December 31, 2024:

	December 31, 2024
	Trade receivables	Trade payables
USD	770	4,439
EUR	931	5,452
BRL	772	753
PLN	261	614
MAD	178	232
ZAR	87	401
ARS	70	59
GBP	66	138
UAH	59	120
CAD	36	478
MXN	11	103
Other	134	132
Total	3,375	12,921
The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10%
increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	93	545	(93)	(545)
BRL	77	75	(77)	(75)
PLN	26	61	(26)	(61)
MAD	18	23	(18)	(23)
ZAR	9	40	(9)	(40)
ARS	7	6	(7)	(6)
GBP	7	14	(7)	(14)
UAH	6	12	(6)	(12)
CAD	4	48	(4)	(48)
MXN	1	10	(1)	(10)
The use of a 10% sensitivity rate is used when reporting foreign currency exposure internally to key management personnel and represents management’s assessment of the reasonably
possible change in foreign exchange rates. The sensitivity
analysis includes trade receivables and trade payables
denominated in a currency other than the U.S. dollar and
adjusts their translation at the period end for a 10% change in foreign currency rates. For trade receivables, a positive number indicates an income and a negative number an expense. For
trade payables, a positive number indicates an expense and a negative number an income.
Hedge accounting policy
The Company determines the economic relationship between
the hedged item and the hedging instrument by analyzing the
critical terms of the hedge relationship. In case critical terms do not match and fair value changes in the hedging instrument
cannot be expected to perfectly offset changes in the fair value of the hedged item, further qualitative analysis may be
performed. Such analysis serves to establish whether the
economic relationship is sufficiently strong to comply with the
Company’s risk management policies.
The hedge ratio is set out in the Company's risk management
strategy and may be individually tailored for each hedging
program in the risk management objective. Hedge ratios below
100% would usually be applied on hedging of forecast
exposures with the hedge ratio typically reducing where there is uncertainty due to long hedging tenors or volatility in the
underlying exposure.
The most frequent sources of hedge ineffectiveness relate to changes in the hedged item (such as maturity, volume and
pricing indices), basis spread and significant changes in the credit risk. Such sources are analyzed at hedge initiation and monitored throughout the life of a hedge.
Liquidity Risk
Liquidity risk is the risk that the Company may encounter
difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash. ArcelorMittal
Treasury is responsible for the Company's funding and liquidity management. ArcelorMittal’s principal sources of liquidity are cash generated from its operations, its credit lines at the
corporate level and various working capital credit lines at the level of its operating subsidiaries. The Company actively
manages its liquidity. Following the Company's Treasury and
Financial Risk Management Policy, the levels of cash, credit lines and debt are closely monitored and appropriate actions are taken in order to comply with the covenant ratios, leverage, fixed/floating ratios, maturity profile and currency mix.
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and
settlement of derivatives, excluding any impact of netting
agreements. The cash flows are calculated based on market
data as of December 31, 2024, and as such are sensitive to
movements in mainly foreign exchange rates and interest rates.
The cash flows are non-discounted, except for derivative
financial liabilities where the cash flows equal their fair values.

	December 31, 2024
	Carrying amount	Contractual Cash Flow	2025	2026	from 2027 to 2029	After 2029
Non-derivative financial liabilities
Bonds	(7,871)	(11,510)	(1,374)	(1,406)	(3,068)	(5,662)
Loans over 100	(1,250)	(1,829)	(584)	(70)	(441)	(734)
Trade and other payables	(12,921)	(12,921)	(12,921)	—	—	—
Other loans and leases	(2,442)	(2,842)	(1,326)	(293)	(719)	(504)
Total	(24,484)	(29,102)	(16,205)	(1,769)	(4,228)	(6,900)
Derivative financial liabilities
Foreign exchange contracts	(518)	(518)	(240)	(120)	(136)	(22)
Commodity contracts[1]	(152)	(152)	(83)	(34)	(35)	—
Total	(670)	(670)	(323)	(154)	(171)	(22)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2023
	Carrying amount	Contractual Cash Flow	2024	2025	from 2026 to 2028	After 2028
Non-derivative financial liabilities
Bonds	(6,812)	(9,393)	(1,223)	(1,329)	(2,963)	(3,878)
Loans over 100	(1,345)	(1,942)	(237)	(457)	(462)	(786)
Trade and other payables	(13,605)	(13,605)	(13,605)	—	—	—
Other loans and leases	(2,525)	(2,931)	(1,333)	(339)	(665)	(594)
Total	(24,287)	(27,871)	(16,398)	(2,125)	(4,090)	(5,258)
Derivative financial liabilities
Foreign exchange contracts	(142)	(142)	(139)	(1)	(2)	—
Commodity contracts[1]	(294)	(294)	(221)	(19)	—	(54)
Total	(436)	(436)	(360)	(20)	(2)	(54)
1.Commodity contracts include base metals, freight, energy and emission rights.
Cash flow hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2024
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(194)	(10)	(12)	(23)	(60)	(89)
Commodities	61	11	—	8	(16)	58
Emission rights	—	—	—	—	—	—
Total	(133)	1	(12)	(15)	(76)	(31)

	December 31, 2023
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2025	After 2025
Foreign exchange contracts	(38)	(3)	(34)	(1)	—	—
Commodities	412	50	70	171	60	61
Emission rights	—	—	—	—	—	—
Total	374	47	36	170	60	61
Associated gains or losses that were recognized in other comprehensive income are reclassified to the consolidated statements of operations in the same period during which the hedged forecasted cash flow affects the consolidated statements of operations. The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2024
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(184)	(9)	(9)	(18)	(59)	(89)
Commodity contracts	296	40	44	95	69	48
Emission rights	844	—	—	—	48	796
Total	956	31	35	77	58	755
1.The cash flow hedge reserve balance as of December 31, 2024 includes 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (417 as of December 31, 2023).

	December 31, 2023
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2025	After 2025
Foreign exchange contracts	28	5	2	10	11	—
Commodity contracts	633	35	69	169	233	127
Emission rights	900	—	—	—	—	900
Total	1,561	40	71	179	244	1,027
1.The cash flow hedge reserve balance as of December 31, 2023 also includes 417 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (1,023 as of December 31, 2022).
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	1,472	9	(54)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	1,326	43	(192)	Other assets/Other long-term obligations
Price risk - Commodities Options/forwards	354	50	(31)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities Options/forwards	254	61	(19)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		163	(296)
Current derivative assets classified as cash flow hedge		59
Other current derivative assets		246
Total current derivative assets (note 4.5)		305
Non-current derivative assets classified as cash flow hedge		104
Other non-current derivative assets		29
Total non-current derivative assets (note 4.6)		133
Current derivative liabilities classified as cash flow hedge			(85)
Other current derivative liabilities			(242)
Total current derivative liabilities (note 4.8)			(327)
Non-current derivative liabilities classified as cash flow hedge			(211)
Other non-current derivative liabilities			(132)
Total non-current derivative liabilities (note 9.2)			(343)

	December 31, 2024
Hedging Instruments	Cash flow hedge reserve at December 31, 2023	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2024
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	28	(152)	(18)	(42)	Sales	(184)
Price risk - Commodities Option/Forward contracts	633	(105)	82	(314)	Sales, Cost of sales	296
Price risk - Emission rights forwards	900	(54)	(2)	—	Cost of sales	844
Total	1,561	(311)	62	(356)		956
1.The cash flow hedge reserve balance as of December 31, 2024 also includes 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.
.

	December 31, 2023
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/ Forward contracts	2,840	12	(50)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/ Forward/Swap contracts	—	—	—	Other assets/Other long-term obligations
Price risk - Commodities forwards	1,118	361	(70)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	524	127	(6)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		500	(126)
Current derivative assets classified as cash flow hedge		373
Other current derivative assets		270
Total current derivative assets (note 4.5)		643
Non-current derivative assets classified as cash flow hedge		127
Other non-current derivative assets		36
Total non-current derivative assets (note 4.6)		163
Current derivative liabilities classified as cash flow hedge			(120)
Other current derivative liabilities			(240)
Total current derivative liabilities (note 4.8)			(360)
Non-current derivative liabilities classified as cash flow hedge			(6)
Other non-current derivative liabilities			(70)
Total non-current derivative liabilities (note 9.2)			(76)

	December 31, 2023
Hedging Instruments	Cash flow hedge reserve at December 31, 2022	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2023
Cash flow hedges
Foreign exchange risk - Option/ Forward contracts	13	16	(17)	16	Sales	28
Price risk - Commodities forwards[1]	1,020	(402)	(10)	25	Sales, Cost of sales	633
Price risk - Emission rights forwards	849	54	(3)	—	Cost of sales	900
Total	1,882	(332)	(30)	41		1,561
1.The cash flow hedge reserve balance as of December 31, 2023 also includes 417 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above
Net investment hedge
The Company designated a portfolio of euro denominated debt
as a hedge of certain euro denominated investments (see also note 6.1.2.2.)
The Company has periodically hedged a part of its euro
denominated net investments via euro/U.S. dollar cross
currency swaps ("CCS"). These CCS, all of which have been
unwound, were designated as net investment hedges. The
hedging instrument is categorized as Level 2.
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2024[1]
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			97	(27)	70
1.In 2024 and in 2023, the Company did not designate any new CCS as net investment hedge.

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2024	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,319	—	4,303	Short-term debt and current portion of long- term debt; long- term debt, net of current portion	—	N/a	564
Total	4,319	—	4,303		—		634

	December 31, 2023
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2023	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,017	—	4,009	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	332
Total	4,017	—	4,009		—		402
Raw materials, freight, energy risks and emission rights
The Company is exposed to risks in fluctuations in prices of raw materials (including base metals such as zinc, nickel, aluminum, tin, copper and iron ore), freight and energy, both through the purchase of raw materials and through sales contracts. The Company uses financial instruments such as forward purchases or sales, options and swaps in order to manage the volatility of prices of certain raw materials, freight and energy.
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2024	2023
Base metals	(11)	(3)
Freight	3	12
Energy (oil, gas, electricity)	60	401
Emission rights	—	18
Total	52	428

Derivative assets associated with raw materials, energy, freight and emission rights	172	640
Derivative liabilities associated with raw materials, energy, freight and emission rights	(120)	(212)
Total	52	428
ArcelorMittal consumes large amounts of raw materials (the
prices of which are related to the London Metals Exchange price index, the Steel Index and Platts Index), ocean freight (the price of which is related to a Baltic Exchange Index), and energy (the prices of which are mainly related to the New York Mercantile
Exchange energy index (NYMEX) and the EEX power indexes).
As a general matter, ArcelorMittal is exposed to price volatility with respect to its purchases in the spot market and under its long-term supply contracts. In accordance with its risk
management policy, ArcelorMittal hedges a part of its exposure related to raw materials procurement.
Emission rights
Pursuant to the application of the European Directive 2003/87/
EC of October 13, 2003, as amended by the European Directive
2009/29/EC of April 23, 2009, establishing a scheme for
emission allowance trading, the Company enters into certain
types of derivatives (mainly forward transactions and options) in order to implement its management policy for associated risks.
As of December 31, 2024 and 2023, the Company had a net
notional position of (2) with a net nil fair value and a net notional position of 164 with a net positive fair value of 18, respectively.
Credit risk
The Company’s treasury department monitors various market
data regarding the credit standings and overall reliability of the financial institutions for all countries where the Company’s subsidiaries operate. The choice of the financial institution for the financial transactions must be approved by the treasury
department. Credit risk related to customers, customer credit terms and receivables are discussed in note 4.3.
Sensitivity analysis
Foreign currency sensitivity
The following tables demonstrate the Company’s derivative
financial instruments' sensitivity to a 10% strengthening and a
10% weakening in the U.S. Dollar and Euro exchange rates
against the relevant currencies, with all other variables held constant. A positive number indicates an increase in profit or loss and other equity, where a negative number indicates a
decrease in profit or loss and other equity.
The sensitivity analysis includes the Company’s complete
portfolio of foreign currency derivatives outstanding.

	December 31, 2024
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	(276)	(70)
10% strengthening in Euro	63	—
10% weakening in U.S. dollar	248	89
10% weakening in Euro	(77)	—

	December 31, 2023
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	(157)	171
10% strengthening in Euro	77	—
10% weakening in U.S. dollar	168	(148)
10% weakening in Euro	(94)	—
Cash flow sensitivity analysis for variable rate instruments
The following tables detail the Company’s variable interest rate instruments’ sensitivity. A change of 100 basis points (“bp”) in interest rates during the period would have increased
(decreased) profit or loss by the amounts presented below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	December 31, 2024
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	39	1
100 bp decrease	(39)	(1)

	December 31, 2023
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	53	1
100 bp decrease	(53)	(1)
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
Base metals, energy, freight, emissions rights
The following tables detail the Company’s sensitivity to a 10%
increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting
relationships.

	December 31, 2024
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	3	12
Iron Ore	—	10
Freight	—	3
Emission rights	—	—
Energy	(2)	23
'-10% in prices
Base Metals	(3)	(12)
Iron Ore	—	(10)
Freight	—	(3)
Emission rights	—	—
Energy	2	(23)

	December 31, 2023
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	(1)	18
Iron Ore	(2)	4
Freight	—	3
Emission rights	(12)	—
Energy	—	71
'-10% in prices
Base Metals	1	(18)
Iron Ore	2	(4)
Freight	—	(3)
Emission rights	12	—
Energy	—	(71)